Related Party Disclosures - Additional Information (Detail) £ / shares in Units, £ in Thousands, $ in Millions			12 Months Ended
	Jun. 21, 2019 GBP (£) £ / shares shares	Apr. 26, 2017 GBP (£)	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Feb. 10, 2020 GBP (£)	Feb. 10, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Amount paid to trust by the company			£ 1,000	£ 300
Shares purchased by the EBT | shares			1,074,274	163,000
Cash balance held by the EBT			£ 21,762	£ 21,762
Conversion of loan notes into ordinary shares amount	£ 2,400	£ 1,398,552
Novartis [member]
Disclosure of transactions between related parties [line items]
Conversion of loan notes into ordinary shares amount	£ 2,400
Number of converted loans converted to ordinary shares | shares	1,071,042
Conversion price per share | £ / shares	£ 2.21
Bonus shares | shares	864,966
Novartis Pharma AG [member]
Disclosure of transactions between related parties [line items]
Debt instrument face value					£ 3,800	$ 5